SHARE-BASED PAYMENT (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Share Option Activity and Related Information

			Weighted	Weighted
		Weighted	average	average
		average	grant date	remaining	Aggregated
	Number of	exercise	fair value per	contractual	intrinsic
	options	price	share	year	value
		US$	US$	(Years)	US$’000

Outstanding, January 1, 2019	35,474,100	1.07	1.17	0.94	2,078
Granted	—	—	—	—	—
Forfeited	(5,900,000)	1.74	0.92	—	—
Exercised	(3,572,880)	0.69	0.97	—	921
Outstanding, December 31, 2019	26,001,220	0.96	1.25	0.71	1,590
Granted	—	—	—	—	—
Forfeited	(18,616,300)	3.01	1.32	—	—
Exercised	(125,900)	0.20	0.38	—	88
Outstanding, December 31, 2020	7,259,020	0.99	1.09	0.51	907
Granted	—	—	—	—	—
Expired	(3,708,680)	2.70	1.15	—	—
Exercised	(3,508,990)	0.71	1.00	—	524
Outstanding, December 31, 2021	41,350	0.40	0.97	1.81	9
Vested and expected to vest at December 31, 2021	41,350	0.40	0.97	1.81	9
Exercisable at December 31, 2021	41,350	0.40	0.97	1.81	9

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

	For the years ended December 31,
	2019	2020

Expected volatility	66.89%~67.67%	85.73%~97.73%
Risk-free interest rate	1.62%~1.95%	0.11%~0.17%
Dividend yield	0.00%	0.00%
Forfeiture rate	0.00%	0.00%
Suboptimal early exercise factor	2.2~2.8	2.2~2.8

Schedule of Share-Based Compensation Expenses Relating to Options Granted

	For the year ended December 31, 2019
	Employees	Directors	Total
	US$	US$	US$

Cost of services	2	—	2
Sales and marketing	1,075	—	1,075
General and administrative	8,364	73	8,437
Service development expenses	1,984	—	1,984

	11,425	73	11,498

	For the year ended December 31, 2020
	Employees	Directors	Total
	US$	US$	US$

Sales and marketing	694	—	694
General and administrative	4,568	1,355	5,923
Service development expenses	1,430	—	1,430

	6,692	1,355	8,047

	For the year ended December 31, 2021
	Employees	Directors	Total
	US$	US$	US$

Cost of services	1,665	—	1,665
Sales and marketing	16	—	16
General and administrative	2,843	1,613	4,456
Service development expenses	309	—	309

	4,833	1,613	6,446

Restricted shares granted to employees and directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Compensation, Restricted Stock Units Award Activity

18.  SHARE-BASED PAYMENT (continued)

Restricted shares granted to employees and directors

		Weighted	Weighted
		average	average
		grant date	remaining	Aggregated
	Number of	fair value	contractual	intrinsic
	options	per share	year	value
		US$	(Years)	US$’000

Outstanding, January 1, 2019	7,076,760	1.15	8.99	5,364
Granted	7,553,980	0.76	9.01	6,496
Forfeited	—	—	—	—
Exercised	(1,224,180)	1.41	—	1,053
Outstanding, December 31, 2019	13,406,560	0.93	8.52	11,530
Granted	17,477,740	0.36	9.61	15,730
Forfeited	—	—	—	—
Exercised	—	—	—	—
Outstanding, December 31, 2020	30,884,300	0.62	8.98	27,796
Granted	25,777,390	0.42	9.55	15,827
Forfeited	—	—	—	—
Exercised	(34,632,130)	0.60	—	21,264
Outstanding, December 31, 2021	22,029,560	0.42	9.55	13,526
Vested and expected to vest at December 31, 2021	22,029,560	0.42	9.55	13,526
Exercisable at December 31, 2021	22,029,560	0.42	9.55	13,526